Shareholder Report	12 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JPMorgan Institutional Trust
Entity Central Index Key	0001303608
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000020141 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Core Bond Trust
Class Name	JPMorgan Core Bond Trust
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Core Bond Trust (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/JPMorgan/TVT/62826M921/SAR?site=JPMCBT. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	https://connect.rightprospectus.com/JPMorgan/TVT/62826M921/SAR?site=JPMCBT
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Core Bond Trust	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Core Bond Trust (the "Trust") returned 6.66% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index (the "Index") returned 5.81% for the year ended February 28, 2025.
  The Trust’s underweight to U.S Treasuries was the largest contributor to relative returns over the period. Rates rallied across the yield curve, as growing uncertainty about the impact of the U.S. administration’s policy agenda weighed on both corporate and consumer sentiment and concerns about growth reemerged.
  The Trust’s allocation to corporate credit was a significant contributor to relative performance over the period. Exposure to the financials and industrials sectors helped relative performance.
  The Trust’s out-of-benchmark allocation to non-agency mortgage-backed securities ("MBS") contributed to relative returns over the period.  Non-agency MBS, non-agency commercial mortgage-backed securities, and mortgage-related asset-backed securities all added to the Fund’s returns.
  Some aspects of yield curve positioning contributed to performance over the period. The Trust was overweight to the one- to five-year portion of the curve, where rates fell most, and underweight the 10- to 30-year portion, where rates were unchanged or slightly higher.
  The Trust’s allocation to agency MBS was the largest detractor from relative performance over the period. It was a period that didn’t reward portfolios built with pre-pay protected MBS, which is a hallmark of the Trust’s security selection.
  The Trust’s shorter duration compared to the Index was a slight headwind, as Treasury yields fell in the front and intermediate portions of the curve. At the end of the period, the Trust’s duration was 6.01 years compared to the Index duration of 6.04 years.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Core Bond Trust	February 7, 2005	6.66%	0.33%	2.23%
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51

Performance Inception Date	Feb. 07, 2005
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-480-4111.
Net Assets	$ 2,737,713,000
Holdings Count | Holding	1,887
Advisory Fees Paid, Amount	$ 3,159,000
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,737,713
Total number of portfolio holdings	1,887
Portfolio turnover rate	32%
Total advisory fees paid (000's)	$3,159

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)